Related party transactions - Amounts recognized from/to GE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Sales to GE	$ 1,924,381	$ 1,670,712	$ 3,790,103	$ 3,460,728
Rental income from engines on lease to GE	1,717,382	1,564,324	3,441,187	3,303,865
Related Party | General Electric
Related Party Transaction [Line Items]
Purchases from GE	66,000	12,000	119,000	16,000
Sales to GE	10,000	11,000	24,000	11,000
Rental income from engines on lease to GE	$ 39,000	$ 35,000	$ 79,000	$ 67,000